Trading assets	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Trading assets	Trading assets

	2024	2023
	£m	£m
Treasury and other eligible bills	5,379	4,808
Debt securities	29,805	27,724
Equity securities	65,092	50,020
Trading securities	100,276	82,552
Loans and advances to banks[1]	2,957	5,094
Loans and advances to customers[1]	12,809	13,050
At 31 Dec	116,042	100,696
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.